PROJECT ASSETS, NET (Details)	9 Months Ended			12 Months Ended
	Sep. 30, 2020 CNY (¥)	Sep. 30, 2020 USD ($)	Sep. 30, 2019 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Nov. 30, 2019 Plant
Equity Method Investment, Realized Gain (Loss) on Disposal				¥ 19,900,000	$ 2,900,000
Equity Method Investment, Amount Sold				99,800,000
Number of solar power plants held for sale | Plant						2
Revenues	¥ 25,704,880,250	$ 3,785,919,679	¥ 20,216,829,408
Project Asset, External Sales				¥ 1,007,302,819
Depreciation expenses of project assets	24,489,564	$ 3,606,923	13,065,580
Electricity, Generation [Member] | Capitalized Project Costs [Member]
Revenues	¥ 8,385,752		¥ 50,736,268